UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one):       [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Intel Corporation
2200 Mission College Boulevard
Santa Clara, CA  95054-1549

Form 13F File Number: 028-04527

Person Signing this Report on Behalf of Reporting Manager:

Teresa L. Remillard, Assistant Secretary, (408) 765-4747
_______________________________________________________________________________

ATTENTION--Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
_______________________________________________________________________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signature, Place, and Date of Signing:

/s/ Teresa l. Remillard    Santa Clara, California
-----------------------    November 09, 2010

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                      REPORTING MANAGER: INTEL CORPORATION

Report Summary:

Number of Other Included Managers:                     3

Form 13F Information Table Entry Total:                15

Form 13F Information Table Value Total:  $             $999,203
                                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      Form 13F File Number    Name

1.    028-13724               Intel Capital (Cayman) Corporation

2.    028-06331               Intel Capital Corporation

3.    028-14014               Intel Technology Asia Pte Ltd

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
----------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE     SHRS OR   SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN CALL  DISCRETION   MANAGERS  SOLE    SHARED   NONE
----------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ------ ---------- ----
ASM INTERNATIONAL NV          NY REGISTER SH  N07045102    6,977      274,268 SH       DEFINED      2            0     274,268    0
CALIX NETWORKS                COM             13100M509      718       50,023 SH       DEFINED      1            0      50,023    0
CLEARWIRE CORP                CL A            18538Q105   26,967    3,333,333 SH       DEFINED      1            0   3,333,333    0
CLEARWIRE CORP                CL A            18538Q105  269,667   33,333,333 SH       DEFINED      2            0  33,333,333    0
HARMONIC, INC.                COM             413160102      110       15,921 SH       SOLE                 15,921           0    0
HARMONIC, INC.                COM             413160102    8,137    1,182,727 SH       DEFINED      1            0   1,182,727    0
HISOFT TECHNOLOGY INTL LTD    SPONSORED ADR   43358R108   40,853    1,661,368 SH       DEFINED      1            0   1,661,368    0
LIMELIGHT NETWORKS            COM             53261M104      157       26,625 SH       SOLE                 26,625           0    0
LIMELIGHT NETWORKS            COM             53261M104      409       69,472 SH       DEFINED      2            0      69,472    0
LOGMEIN, INC.                 COM             54142L109   15,911      444,444 SH       DEFINED      2            0     444,444    0
MICRON TECHNOLOGY INC         COM             595112103  417,412   57,893,460 SH       DEFINED      3            0  57,893,460    0
MOTRICITY, INC.               COM             620107102    4,752      395,688 SH       DEFINED      1            0     395,688    0
OPNEXT, INC.                  COM             68375V105      320      203,985 SH       DEFINED      1            0     203,985    0
PHOTRONICS, INC.              NOTE 5.500%10/0 719405AF9    5,000    5,000,000 PRN      DEFINED      2            0   5,000,000    0
VMWARE, INC                   COM A           928563402  201,733    2,375,000 SH       DEFINED      2            0   2,375,000    0